FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05468

                         The High Yield Plus Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                        Date of fiscal year-end: March 31

                     Date of reporting period: June 30, 2008





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

The High Yield Plus Fund, Inc. held no voting securities during the period covered by this report. No records are attached.


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




The High Yield Plus Fund, Inc.


By




/s/ Grace C. Torres*
      (Jonathan D. Shain)





Grace C. Torres, Principal Financial Officer for the
   Fund

(q) Power of Attorney dated July 1, 2008. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 33 to the Registration Statement on Form N1-A for Jennison Natural Resources Fund, Inc. (File No. 33-15166) filed via EDGAR on July 31, 2008.


Date: August 21, 2008